CONVERTIBLE NOTE PAYABLE (Details Narrative) - USD ($)	11 Months Ended	12 Months Ended
	Dec. 31, 2015	Jan. 31, 2015
Convertible Note Payable Details Narrative
Interest expense amortized	$ 917	$ 4,947